Financial Commitments - Summary of Contracts With Customers for Future Committed Revenue Receivable (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of future committed revenue receivable [line items]
Future committed revenue receivable	€ 1,300,600	€ 812,600	€ 784,200
Within one year [member]
Disclosure of future committed revenue receivable [line items]
Future committed revenue receivable	380,300	327,500	296,600
Between 1 and 5 years [member]
Disclosure of future committed revenue receivable [line items]
Future committed revenue receivable	543,800	449,500	434,900
After 5 years [member]
Disclosure of future committed revenue receivable [line items]
Future committed revenue receivable	€ 376,500	€ 35,600	€ 52,700